10. Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

The Company conducts transactions with its directors and executive officers, including companies in which they have beneficial interests, in the normal course of business. It is the policy of the Company that loan transactions with directors and officers are made on substantially the same terms as those prevailing at the time made for comparable loans to other persons. The following is a summary of activity for related party loans for 2020 and 2019:

(Dollars in thousands)
	2020	2019
Beginning balance	$3,472	3,192
New loans	4,189	5,716
Repayments	(5,809)	(5,436)
Ending balance	$1,852	3,472

At December 31, 2020 and 2019, the Company had deposit relationships with related parties of approximately $44.5 million and $30.4 million, respectively.

A director of the Company has a membership interest in a company that previously leased two branch facilities to the Bank. The Bank purchased these branch facilities in September 2020.The Bank’s lease payments for these facilities totaled $173,000 and $231,000 for the years ended December 31, 2020 and 2019, respectively.